Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of reconciliation of the basic and diluted loss per share computation

	For the years ended December 31,
	2021	2020	2019
Net loss attributable to ordinary shareholders of TROOPS
— continuing operations	$(8,413)	$(67,923)	$(943)
— discontinued operations	—	5	(18,459)
	$(8,413)	$(67,918)	$(19,402)

Weighted average shares used in calculating loss per share – basic and diluted	101,563,623	98,110,873	79,197,068

Loss from continuing operations per share – basic and diluted	$(0.08)	$(0.69)	$(0.01)
Loss from discontinued operations per share – basic and diluted	$(0.00)	$(0.00)	$(0.23)
Net loss per share – basic and diluted	$(0.08)	$(0.69)	$(0.24)